Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, Net [Abstract]
Schedule of accounts receivable
	As of December 31,
	2022	2021
Accounts receivable	$13,215,228	$12,606,059
Allowance for doubtful accounts	(8,047,527)	(5,744,387)
Accounts receivable, net	$5,167,701	$6,861,672

Schedule of movement of allowance of doubtful accounts
	As of December 31,
	2022	2021	2020
Balance at beginning of the year	$5,744,387	$1,808,889	$194,375
Current year addition	2,887,754	3,890,827	1,514,559
Write-off	-	(43,401)	-
Foreign currency translation adjustments	(584,614)	88,072	99,955
Balance at end of the year	$8,047,527	$5,744,387	$1,808,889